Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Income [Abstract]
Net change in fair value of derivatives, tax	$ (649,000)	$ (711,000)	$ 194,000
Net change in fair value of pension obligations, tax	(81,000)	117,000	1,057,000
Amount reclassified from accumulated other comprehensive income (loss) to interest expense in the income statement	$ 3,100,000	$ 0	$ 0